CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of contractual purchase commitments that are not recognized as liabilities
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2023	2022
Less than 1 year	$297.5	$290.9
Between 1 and 5 years	249.6	210.0
Later than 5 years	1.9	3.6
Total contractual purchase commitments	$549.0	$504.5